Capital Reserve	12 Months Ended
Dec. 31, 2021
Disclosure Of Classes Of Share Capital [Abstract]
Capital Reserve

11. CAPITAL RESERVE

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
Opening carrying amount	19,979	16,007	9,772
Share warrants exercised/repurchased/cancelled and replaced with new shares (Note 12)	—	545	—
Share capital issue (Note 10), net of issuance costs	35,910	3,427	6,235
Transfer from share capital reserve upon change of par value	64	—	—
Closing carrying amount	55,953	19,979	16,007